Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents		$ 661,016		$ 979,882
Pledged deposits
Other cash and cash equivalents		53,241		61,812
Time deposits [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	[1]	$ 0		$ 125,000
Deposit Interest Rate Percentage	[1]	0.00%
Time deposits [Member] | Bottom of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	[1]			0.83%
Time deposits [Member] | Top of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	[1]			0.88%
Demand Deposit [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	[2]	$ 661,016		$ 854,882
Demand Deposit [Member] | Bottom of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage		0.25%	[2]	0.01%
Demand Deposit [Member] | Top of range [member]
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	[2]	1.55%		0.77%
New york [Member]
Pledged deposits
Other cash and cash equivalents	[3]	$ 3,000		$ 2,800
Pleged Deposists Interest Rate Percentage	[3]	0.00%		0.00%
Panama [Member]
Pledged deposits
Other cash and cash equivalents	[4]	$ 50,241		$ 59,012
Pleged Deposists Interest Rate Percentage	[4]	1.42%		0.66%

[1]	Time deposits “overnight” calculated on an average interest rate.
[2]	Demand deposits with bearing interest based on the daily rates determined by banks.
[3]	The New York Agency had a pledged deposit with the New York State Banking Department, as required by law since March 1994.
[4]	The Bank had pledged deposits to secure derivative financial instruments transactions.